Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	€ 36	€ 30	€ 76
Other current assets	7,975	14,111	5,791
Cash and cash equivalents	73,173	134,371	185,525
Financial liabilities – non-current portion	1,321	1,243	2,019
Financial liabilities – current portion	99	776	824
Total trade and other payables	13,775	16,655	8,076
Total financial liabilities	1,421	2,019	2,843
Lease liabilities - non-current portion	11,278
Lease liabilities - current portion	1,425
Other current liabilities	4,510	3,217	2,706
Financial liabilities at amortised cost, category [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	1,321	1,243	2,019
Financial liabilities – current portion	99	776	824
Total trade and other payables	13,775	16,655	8,076
Total financial liabilities	32,348	18,674	10,919
Lease liabilities - non-current portion	11,278
Lease liabilities - current portion	1,425
Other current liabilities	4,449
Financial liabilities at fair value, class [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	1,321	1,243	2,019
Financial liabilities – current portion	99	776	824
Total trade and other payables	13,775	16,655	8,076
Total financial liabilities	32,348	18,674	10,919
Lease liabilities - non-current portion	11,278
Lease liabilities - current portion	1,425
Other current liabilities	4,449
Financial liabilities at carrying value [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	1,321	1,243	2,019
Financial liabilities – current portion	99	776	824
Total trade and other payables	13,775	16,655	8,076
Total financial liabilities	32,348	18,674	10,919
Lease liabilities - non-current portion	11,278
Lease liabilities - current portion	1,425
Other current liabilities	4,449
Financial assets at carrying value [member]
Disclosure Of Financial Instruments [Line Items]
Other non-current financial assets	718	1,046	234
Trade and other receivables	36	30	76
Other current assets	5,788	14,111	5,790
Cash and cash equivalents	73,173	134,371	185,525
Total financial assets	79,756	149,557	191,626
Total financial assets	79,756	149,557	191,626
Other current financial assets	41
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	73,173	134,371	185,525
Total financial assets	73,173	134,371	185,525
Total financial assets	73,173	134,371	185,525
Loans and receivables, category [member]
Disclosure Of Financial Instruments [Line Items]
Other non-current financial assets	718	1,046	234
Trade and other receivables	36	30	76
Other current assets	5,788	14,111	5,790
Total financial assets	6,583	15,187	6,100
Total financial assets	6,583	15,187	6,100
Other current financial assets	41
Financial assets at fair value [member]
Disclosure Of Financial Instruments [Line Items]
Other non-current financial assets	718	1,046	234
Trade and other receivables	36	30	76
Other current assets	5,788	14,111	5,790
Cash and cash equivalents	73,173	134,371	185,525
Total financial assets	79,756	149,557	191,626
Total financial assets	79,756	€ 149,557	€ 191,626
Other current financial assets	€ 41